TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2020
Statutory income tax rate	15.00%
Description on tax rate	Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% for three years.
Income Tax Holiday, Aggregate Dollar Amount	$ 117,514	$ 3,003
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.00	$ 0.00
Taxes Payable, Current	$ 4,443,192		$ 2,814,411
[custom:SurchargeForOverdueTaxPayment]	$ 669,650
HONG KONG
Statutory income tax rate	16.50%